N-SAR EXHIBIT 77E

Pending Litigation. Pending Litigation. In 2009, several putative class action lawsuits were filed and later consolidated before the U.S. District Court for the District of Colorado in connection with the investment performance of Oppenheimer Rochester California Municipal Fund (the "Fund"), a fund advised by
OppenheimerFunds, Inc. ("OFI") and distributed by OppenheimerFunds Distributor, Inc. ("OFDI"). The plaintiffs asserted claims against OFI, OFDI and certain present and former trustees and officers of the Fund under the federal securities laws, alleging, among other things, that the disclosure documents of the Fund contained misrepresentations and omissions and the investment policies of the Fund were not followed. In October 2015, following a successful appeal by defendants and a subsequent hearing, the court granted plaintiffs' motion for class certification and appointed class representatives and class counsel. In April 2017, the parties executed a memorandum of understanding setting forth the terms of a proposed settlement. The proposed settlement is subject to the negotiation and execution of final settlement documentation and approval by the court.